Accrued Salaries and Benefits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accrued Payroll	$ 21,000	$ 29,000
Accrued annual bonuses	173,000	176,000
Accrued severance	40,000
Accrued vacation	42,000	38,000
Other	4,000
Accrued Salaries and Benefits	$ 280,000	$ 243,000